Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2019
Retirement Benefits [Abstract]
Pension and other post-retirement benefits
Pension and other post-employment benefits
The following table lists the components of net benefit costs for the pension plans and other post-employment benefits ("OPEB") in the unaudited interim consolidated statements of operations.

	Pension benefits
	Three Months Ended June 30		Six Months Ended June 30
	2019	2018	2019	2018
Service cost	$2,795	$3,614	$6,060	$7,228
Non-service costs
Interest cost	3,670	4,459	8,429	8,390
Expected return on plan assets	(3,088)	(7,005)	(10,211)	(14,011)
Amortization of net actuarial loss	2,060	111	1,744	223
Amortization of prior service credits	(412)	(156)	(390)	(311)
Amortization of regulatory assets/liability	1,194	3,091	4,271	5,157
	3,424	500	3,843	(552)
Net benefit cost	$6,219	$4,114	$9,903	$6,676

8.	Pension and other post-employment benefits (continued)

	OPEB
	Three Months Ended June 30		Six Months Ended June 30
	2019	2018	2019	2018
Service cost	$1,203	$1,487	$2,402	$2,974
Non-service costs
Interest cost	1,834	1,625	3,618	3,251
Expected return on plan assets	(1,371)	(1,849)	(3,301)	(3,697)
Amortization of net actuarial gain	(424)	(38)	(476)	(77)
Amortization of prior service credits	(10)	(65)	(105)	(131)
Amortization of regulatory assets/liability	294	347	1,461	1,534
	323	20	1,197	880
Net benefit cost	$1,526	$1,507	$3,599	$3,854

The service cost components of pension plans and OPEB are shown as part of operating expenses within operating income in the unaudited interim consolidated statements of operations. The remaining components of net benefit costs are considered non-service costs and have been included outside of operating income in pension and post-employment non-service costs in the unaudited interim consolidated statements of operations.